FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities that are remeasured at fair value as of June 30, 2025 and December 31, 2024.

		Fair Value Measurements as of June 30, 2025 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$1,012	$—	$1,012
	Accrued liabilities	—	(24,094)	—	(24,094)
Bunker fuel hedges:	Accrued liabilities	—	(248)	—	(248)
Interest rate swap contracts:
	Other assets	—	13,679	—	13,679
	Other long-term liabilities	—	(663)	—	(663)
Rabbi Trust investments:
	Short-term investments	—	—	6,216	6,216
	Long-term investments	—	—	14,294	14,294
Contingent consideration:
	Contingent consideration	—	—	(4,745)	(4,745)
	Contingent consideration, less current portion	—	—	(1,195)	(1,195)
Total		$—	$(10,314)	$14,570	$4,256

		Fair Value Measurements as of December 31, 2024 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$7,553	$—	$7,553
	Accrued liabilities	—	(2,181)	—	(2,181)
Bunker fuel hedges:	Accrued liabilities	—	(7)	—	(7)
Interest rate swap contracts:
	Other receivables, net	—	278	—	278
	Other assets	—	24,036	—	24,036
Rabbi Trust investments:
	Short-term investments	—	—	6,019	6,019
	Long-term investments	—	—	14,630	14,630
Contingent consideration:
	Contingent consideration	—	—	(3,399)	(3,399)
	Contingent consideration, less current portion	—	—	(4,007)	(4,007)
Total		$—	$29,679	$13,243	$42,922

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 Rabbi Trust investments for the six months ended June 30, 2025:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$20,649
Net realized and unrealized gains recognized in earnings*	960
Plan contributions	1
Plan distributions	(1,100)
Balance as of June 30, 2025	$20,510
*Net amount comprised of realized and unrealized gains of $0.1 million and $0.9 million, respectively, recorded in other (expense) income, net, in the condensed consolidated statements of operations.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 contingent consideration for the six months ended June 30, 2025:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$(7,406)
Payments	919
Remeasurement gain	1,255
Foreign exchange impact	(708)
Balance as of June 30, 2025	$(5,940)

Fair Value, Liabilities Measured on Recurring Basis
The carrying value of the Company’s Term Loan Facilities, net of debt issuance costs, and gross estimated fair value of these term loans based on Level 2 inputs in the fair value hierarchy are summarized below:

	June 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Carrying value, net of unamortized debt issuance costs	$592,325	$694,362
Unamortized debt issuance costs	7,675	9,338
Gross carrying value	$600,000	$703,700

Estimated fair value	$596,000	$702,820